Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash	$ 247,341	$ 1,685,633	$ 6,010,075
Receivables, net	82,128	84,655	52,838
Inventory, net	7,777,249	7,459,240	7,375,621
Prepaid and other current assets	5,553,840	5,649,594	513,670
Total current assets	13,660,558	14,879,122	13,952,204
Property and equipment, net	171,371	210,629	376,667
Goodwill	4,924,151	4,779,625	4,797,078
Intangible assets, net	898,052	786,061	628,477
Right-of-use assets			545,411
Investments	235,666	235,596	451,874
Security deposits			85,595
Other assets	117,231	202,862
TOTAL ASSETS	20,007,029	21,093,895	20,837,306
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Revolving line of credit	14,000,000	12,700,000	9,000,000
Accounts payable	3,913,079	1,290,824	1,077,898
Accrued expenses	1,039,096	1,911,722	4,741,495
Investor deposits			2,048,776
Related party accrued rent	3,790,800	3,657,600
Share issuance liability	350,000	250,000
Deferred payables, current	2,295,339	204,445
Operating lease liabilities, current		121,579	445,850
Other current liabilities	30,463	121,579
Total current liabilities	25,418,777	20,136,171	32,185,012
Related party notes	485,000
Convertible note payable, net	327,679	37,316
Conversion option liability	1,000	60,000
Warrant liability	420,497	840,995
Earn-out Share Liability	5,030,000	15,560,000
Deferred payables		1,484,238
Operating lease liabilities			119,424
TOTAL LIABILITIES	31,682,953	38,118,720	32,304,436
STOCKHOLDERS’ DEFICIT
Preferred stock value
Common stock value	3,655	3,621	1,964
Additional paid-in capital	201,697,086	200,667,682	159,475,010
Accumulated deficit	(213,531,466)	(217,830,518)	(170,282,750)
Accumulated other comprehensive income	154,802	134,391	(661,354)
TOTAL STOCKHOLDERS’ DEFICIT	(11,675,924)	(17,024,825)	(11,467,130)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 20,007,029	21,093,895	20,837,306
Related Party
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Related party notes, net of discount			12,598,000
Accrued interest, related party			$ 2,272,993
Previously Reported
ASSETS
Cash		1,685,633
Receivables, net		84,655
Inventory, net		7,459,240
Prepaid and other current assets		5,649,594
Total current assets		14,879,122
Property and equipment, net		210,629
Goodwill		4,779,625
Intangible assets, net		786,061
Right-of-use assets		117,365
Investments		235,596
Security deposits		85,497
TOTAL ASSETS		21,093,895
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Revolving line of credit		12,700,000
Accounts payable		1,290,824
Accrued expenses		5,569,322
Investor deposits
Share issuance liability		250,000
Deferred payables, current		204,445
Operating lease liabilities, current		121,579
Total current liabilities		20,136,171
Convertible note payable, net		37,316
Conversion option liability		60,000
Warrant liability		840,995
Earn-out Share Liability		15,560,000
Deferred payables		1,484,238
Operating lease liabilities
TOTAL LIABILITIES		38,118,720
STOCKHOLDERS’ DEFICIT
Preferred stock value
Common stock value		3,621
Additional paid-in capital		200,667,682
Accumulated deficit		(217,830,518)
Accumulated other comprehensive income		135,391
TOTAL STOCKHOLDERS’ DEFICIT		(17,024,825)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT		21,093,895
Previously Reported | Related Party
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Related party notes, net of discount
Accrued interest, related party